Accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation	The consolidated financial statements for the year ended 31 December 2024 have been prepared on a going concern basis in accordance with International Financial Reporting Standards Accounting Standards (IFRS Accounting Standards), as issued by the
International Accounting Standards Board (IASB), the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or other comprehensive income.
Standards, interpretations and amendments to published standards effective for the year ended 31 December 2024
During the financial year, the following amendments to standards applicable to the Group became effective and had no material impact on the Group’s consolidated financial statements:

Pronouncement	Details of amendments	Effective date[1]
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB amended IAS 1 Presentation of
Financial Statements (IAS 1) to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability.
1 January 2024
Non-current Liabilities with Covenants (Amendments to IAS 1)
The amendment confirms that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which a company must comply after the reporting date do not affect the classification at that date. However, when non-
current liabilities are subject to future covenants, companies will now need to disclose information to help users understand the risk that those liabilities may become repayable within twelve months. The amendments also clarify how a company classifies a liability that can be settled in its own shares and indicate that when assessing if the host liability should be classified as current or non-current, an entity can ignore conversion options that are recognised as equity. The amendments are applicable to the Group's US$ Convertible Bond (see note 28.5), which will be converted to ordinary shares of Sibanye-Stillwater. The host instrument is classified as non-current after approval was obtained from Sibanye-
Stillwater shareholders.
1 January 2024
International Financial Reporting
Standards Sustainability Disclosure
Standards (IFRS Sustainability
Disclosure Standards) S1 General
requirements for disclosure of
sustainability-related financial
information (IFRS S1) and IFRS
Sustainability Disclosure Standards
S2 climate-related disclosures
(IFRS S2)

The International Sustainability Standards Board’s first two standards are designed to be applied together, supporting entities to identify and report information that investors need for informed decision-making. The general standard provides a framework for entities to report on all relevant sustainability-related topics across the areas of governance, strategy, risk management, metrics and targets.
Adopting the standards is dependent on local jurisdictions, which will result in a different date of first application for different countries across the world. Voluntary adoption is permitted. The effective date for application in South Africa has not been announced, therefore the Group will not apply IFRS S1 and IFRS S2 from 1
January 2024. The Group is in process of assessing the potential future impact of
IFRS S1 and IFRS S2.
1 January 2024[2]
1Effective date refers to annual period beginning on or after the effective date
2Not yet adopted by the Group since the implementation date for South Africa has not yet been determined
Standards, interpretations and amendments to published standards which are not yet effective
Certain new standards, amendments and interpretations to existing standards have been published that apply to the accounting periods beginning on or after 1 January 2025 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments	Effective date[1]
Lack of Exchangeability (Amendments to IAS 21)[2]
Under IAS 21 The Effects of Changes in Foreign Exchange Rates (IAS 21), a spot exchange rate is used when translating a foreign currency transaction. In some rare circumstances, it is possible that one currency cannot be exchanged into another.
Consequently, market participants are unable to buy and sell currency to meet their needs at the official exchange rate and turn instead to unofficial, parallel markets. The
IASB amended IAS 21 to clarify when a currency is exchangeable to another currency and how a spot rate can be estimated when a currency lacks exchangeability. This amendment is applicable to the Group's investment in Mimosa (domiciled in
Zimbabwe), however the Group's initial assessment indicates that no material impact is expected in respect of the amendment. The Group will continue to assess the amendment for potential impacts as the effective date gets closer.
1 January 2025
Amendments to the classification and measurement of financial instruments (Amendments to IFRS 9 Financial Instruments (IFRS 9) and IFRS 7 Financial Instruments: Disclosures (IFRS 7))[2]
The amendments provide guidance on the classification of financial assets with contingent features. Under IFRS 9, it was unclear whether the contractual cash flows of some financial assets with ESG-linked features represented the solely payments of principal and interest (SPPI) criterion, which is a condition for measurement at amortised cost. The amendments apply to all contingent features, not just ESG-linked features and introduce an additional SPPI test for financial assets with contingent features that are not related directly to a change in basic lending risks or costs. The amendments also include additional disclosures for all financial assets and financial liabilities that have certain contingent features that are not related directly to a change in basic lending risks or costs, and are not measured at fair value through profit or loss. The amendments to IFRS
9 also clarifies when a financial asset and financial liability is recognised and derecognised and provides an exception for certain financial liabilities settled using an electronic payment system. The exception allows for financial liabilities to be derecognised before the settlement date if certain criteria are met.
1 January 2026
Annual improvements to IFRS Accounting Standards (Amendments to IFRS 7, IFRS 9, IFRS 10 Consolidated Financial Statements, and IAS 7 Statement of Cash Flows)[2]
The IASB published annual improvements to IFRS Accounting Standards relating to various standards applied by the Group in the consolidated financial statements. The amendments are primarily clarifications, internal referencing updates and editorial changes to IFRS Accounting Standards.
1 January 2026
Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)[2]
The amendments address challenges in contracts referencing nature-dependent electricity, referred to as renewable power purchase agreements (PPAs). The amendments include the own-use exemption for purchasers in PPAs and hedge accounting requirements for purchasers and sellers in PPAs. To apply the own-use exemption to a PPA, IFRS 9 currently requires the contract to be for receipt of electricity in line with the entity’s expected purchase or usage requirements. The amendments allow an entity to apply the own-use exemption to PPAs if the entity is, and expects to be, a net-purchaser of electricity for the contract period.
1 January 2026
IFRS 18 Presentation and Disclosure in Financial Statements (IFRS 18)
IFRS 18 was issued to address the need for more relevant information in financial statements. IFRS 18 will have no impact on net profit, however it will change how the
Group's results are presented on the consolidated income statement and information disclosed in the notes to the consolidated financial statements. This also includes disclosure of certain non-GAAP measures, which will form part of the audited consolidated financial statements. IFRS 18 introduces a more structured income statement such as a newly defined subtotal for operating profit and a requirement for entities to allocate all income and expenses between three new distinct categories based on the entity’s main business activities (operating, investing, and financing activities). IFRS 18 also requires entities to analyse their operating expenses directly on the income statement, which is either by nature, by function or using a mixed presentation.
IFRS 18 also requires entities to report some of their non-GAAP measures in the financial statements. It introduces a narrow definition for management performance measures
(MPM) and requires MPMs to be a subtotal of income and expenses that is used in public communications outside of the financial statements and reflective of management’s view of financial performance of an entity as a whole.
Management is in the process of assessing the potential impact on the Group's consolidated financial statements.
1 January 2027
1Effective date refers to annual period beginning on or after said date
2No material impact expected
Significant accounting judgements and estimates
The preparation of the consolidated financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.
For material accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Accounting policy	Note to the consolidated financial statements
Unconsolidated structured entities	1 - Consolidation
Revenue	3 - Revenue
Cash-settled share-based payment obligation	6 - Share-based payments
Royalties, mining and income tax, and deferred tax	11 - Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 - Property, plant and equipment
Business combinations	16 - Acquisitions
Goodwill	17 - Goodwill and other intangibles
Equity-accounted investments	18 - Equity-accounted investments
Other investments	20 - Other investments
Other receivables and other payables	22 - Other receivables and other payables
Inventories	23 - Inventories
Borrowings and derivative financial instrument	28 - Borrowings and derivative financial instrument
Environmental rehabilitation obligation	30 - Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	31 - Occupational healthcare obligation
Deferred revenue	32 - Deferred revenue
Contingent liabilities	38 - Contingent liabilities/assets
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.

Standards, interpretations and amendments to published standards effective for the year ended 31 December 2024	During the financial year, the following amendments to standards applicable to the Group became effective and had no material impact on the Group’s consolidated financial statements:

Pronouncement	Details of amendments	Effective date[1]
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB amended IAS 1 Presentation of
Financial Statements (IAS 1) to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability.
1 January 2024
Non-current Liabilities with Covenants (Amendments to IAS 1)
The amendment confirms that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which a company must comply after the reporting date do not affect the classification at that date. However, when non-
current liabilities are subject to future covenants, companies will now need to disclose information to help users understand the risk that those liabilities may become repayable within twelve months. The amendments also clarify how a company classifies a liability that can be settled in its own shares and indicate that when assessing if the host liability should be classified as current or non-current, an entity can ignore conversion options that are recognised as equity. The amendments are applicable to the Group's US$ Convertible Bond (see note 28.5), which will be converted to ordinary shares of Sibanye-Stillwater. The host instrument is classified as non-current after approval was obtained from Sibanye-
Stillwater shareholders.
1 January 2024
International Financial Reporting
Standards Sustainability Disclosure
Standards (IFRS Sustainability
Disclosure Standards) S1 General
requirements for disclosure of
sustainability-related financial
information (IFRS S1) and IFRS
Sustainability Disclosure Standards
S2 climate-related disclosures
(IFRS S2)

The International Sustainability Standards Board’s first two standards are designed to be applied together, supporting entities to identify and report information that investors need for informed decision-making. The general standard provides a framework for entities to report on all relevant sustainability-related topics across the areas of governance, strategy, risk management, metrics and targets.
Adopting the standards is dependent on local jurisdictions, which will result in a different date of first application for different countries across the world. Voluntary adoption is permitted. The effective date for application in South Africa has not been announced, therefore the Group will not apply IFRS S1 and IFRS S2 from 1
January 2024. The Group is in process of assessing the potential future impact of
IFRS S1 and IFRS S2.
1 January 2024[2]
1Effective date refers to annual period beginning on or after the effective date
2Not yet adopted by the Group since the implementation date for South Africa has not yet been determined

Standards, interpretations and amendments to published standards which are not yet effective	Certain new standards, amendments and interpretations to existing standards have been published that apply to the accounting periods beginning on or after 1 January 2025 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments	Effective date[1]
Lack of Exchangeability (Amendments to IAS 21)[2]
Under IAS 21 The Effects of Changes in Foreign Exchange Rates (IAS 21), a spot exchange rate is used when translating a foreign currency transaction. In some rare circumstances, it is possible that one currency cannot be exchanged into another.
Consequently, market participants are unable to buy and sell currency to meet their needs at the official exchange rate and turn instead to unofficial, parallel markets. The
IASB amended IAS 21 to clarify when a currency is exchangeable to another currency and how a spot rate can be estimated when a currency lacks exchangeability. This amendment is applicable to the Group's investment in Mimosa (domiciled in
Zimbabwe), however the Group's initial assessment indicates that no material impact is expected in respect of the amendment. The Group will continue to assess the amendment for potential impacts as the effective date gets closer.
1 January 2025
Amendments to the classification and measurement of financial instruments (Amendments to IFRS 9 Financial Instruments (IFRS 9) and IFRS 7 Financial Instruments: Disclosures (IFRS 7))[2]
The amendments provide guidance on the classification of financial assets with contingent features. Under IFRS 9, it was unclear whether the contractual cash flows of some financial assets with ESG-linked features represented the solely payments of principal and interest (SPPI) criterion, which is a condition for measurement at amortised cost. The amendments apply to all contingent features, not just ESG-linked features and introduce an additional SPPI test for financial assets with contingent features that are not related directly to a change in basic lending risks or costs. The amendments also include additional disclosures for all financial assets and financial liabilities that have certain contingent features that are not related directly to a change in basic lending risks or costs, and are not measured at fair value through profit or loss. The amendments to IFRS
9 also clarifies when a financial asset and financial liability is recognised and derecognised and provides an exception for certain financial liabilities settled using an electronic payment system. The exception allows for financial liabilities to be derecognised before the settlement date if certain criteria are met.
1 January 2026
Annual improvements to IFRS Accounting Standards (Amendments to IFRS 7, IFRS 9, IFRS 10 Consolidated Financial Statements, and IAS 7 Statement of Cash Flows)[2]
The IASB published annual improvements to IFRS Accounting Standards relating to various standards applied by the Group in the consolidated financial statements. The amendments are primarily clarifications, internal referencing updates and editorial changes to IFRS Accounting Standards.
1 January 2026
Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)[2]
The amendments address challenges in contracts referencing nature-dependent electricity, referred to as renewable power purchase agreements (PPAs). The amendments include the own-use exemption for purchasers in PPAs and hedge accounting requirements for purchasers and sellers in PPAs. To apply the own-use exemption to a PPA, IFRS 9 currently requires the contract to be for receipt of electricity in line with the entity’s expected purchase or usage requirements. The amendments allow an entity to apply the own-use exemption to PPAs if the entity is, and expects to be, a net-purchaser of electricity for the contract period.
1 January 2026
IFRS 18 Presentation and Disclosure in Financial Statements (IFRS 18)
IFRS 18 was issued to address the need for more relevant information in financial statements. IFRS 18 will have no impact on net profit, however it will change how the
Group's results are presented on the consolidated income statement and information disclosed in the notes to the consolidated financial statements. This also includes disclosure of certain non-GAAP measures, which will form part of the audited consolidated financial statements. IFRS 18 introduces a more structured income statement such as a newly defined subtotal for operating profit and a requirement for entities to allocate all income and expenses between three new distinct categories based on the entity’s main business activities (operating, investing, and financing activities). IFRS 18 also requires entities to analyse their operating expenses directly on the income statement, which is either by nature, by function or using a mixed presentation.
IFRS 18 also requires entities to report some of their non-GAAP measures in the financial statements. It introduces a narrow definition for management performance measures
(MPM) and requires MPMs to be a subtotal of income and expenses that is used in public communications outside of the financial statements and reflective of management’s view of financial performance of an entity as a whole.
Management is in the process of assessing the potential impact on the Group's consolidated financial statements.
1 January 2027
1Effective date refers to annual period beginning on or after said date
2No material impact expected

Subsidiaries	Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases. Control is reassessed if facts and circumstances indicate that there are changes to one or more of the elements of control.
Inter-company transactions, balances and unrealised gains or losses on transactions between Group companies are eliminated on consolidation. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Unconsolidated structured entities	In assessing whether the Group controls a special purpose vehicle (SPV), significant judgements include the extent of the Group's involvement in the setup and design of the power purchase agreement (PPA) including decisions related to the underlying infrastructure, whether there is any financial recourse to the Group in relation to financing the SPV or any project-related risk, as well as terms and conditions of any options to acquire the underlying power generating infrastructure.
During 2023, the Group entered into two substantially similar wind energy power purchase agreements. The PPA is a 89-megawatt (MW)
project entered into by Sibanye Energy Proprietary Limited (Sibanye Energy). This clean energy will be generated by the Castle Wind Farm
(Castle), located near the town of De Aar in the Northern Cape province of South Africa, and will supply the SA operations via a wheeling agreement with Eskom. Under the terms of the 15-year PPA, Castle is funded, built, and operated by a project consortium. The Group has an option to acquire the project company or plant at the end of the 15-year PPA in exchange for an additional payment incorporated into the energy tariff as well as a nominal exercise price. Alternatively, the PPA can be extended for an additional period of five years, whereafter it can be further extended for a period agreed between the parties. Other than in the event of default on electricity payments to be made by the Group, there is no recourse to the Group for funding or project-related risk. Castle became operational during Q1 2025.
The Group will pay for all electricity produced based on a pre-determined tariff, adjusted for inflation over the term of the PPA. The arrangement does not contain any fixed or minimum payments.
The second PPA is the Witberg wind energy project, located near Matjiesfontein in the Western Cape province with a contracted capacity of 103MW (Witberg), also entered into by Sibanye Energy. The terms of the Witberg PPA are similar to Castle. Witberg will also supply the SA operations via a wheeling agreement with Eskom. The project cost will be fully funded by Red Rocket, a South African Independent Power
Producer developing the project, together with its lenders. Similar to the Castle project, the Group committed to a 15-year PPA and also has a purchase option on the same terms as the Castle project. There is also no recourse to the Group, except in the event of electricity payment default. Witberg is expected to become operational in Q4 2025 and the Group will also pay a pre-determined tariff for electricity produced, adjusted for inflation over the term of the PPA. Similar to Castle, there are no fixed or minimum payments.
During 2024, Sibanye-Stillwater concluded an additional 140MW wind energy project, the Umsinde Emoyeni Wind Farm, located on the border between the Northern Cape Province and the Western Cape Province near Murraysburg, South Africa. Commercial operation is scheduled for Q4 2026. The project will supply Sibanye-Stillwater’s SA operations utilising the national grid through a secured wheeling agreement with Eskom. Under the terms of a 20-year PPA with Sibanye-Stillwater, the project will be fully funded by a project consortium which will build, own and operate the project. The arrangement does not contain any fixed or minimum payments and the Group does not have an option to purchase the wind farm.
The Group holds no shareholding or voting interest in the project companies and did not provide a guarantee for any of the obligations of these companies towards their shareholders or funders. Management concluded that the Group does not control the project companies under IFRS 10 Consolidated Financial Statements (IFRS 10) since it does not have power over the relevant activities as contemplated in IFRS
10. At the reporting date, there were no assets or liabilities recognised by the Group relating to the project companies and no financial or other support had been provided. There is also no intention to provide financial or other support to the project companies, other than payment of the electricity tariff in future periods when electricity is produced

Functional and presentation currency	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand (SA rand), which is the Group’s presentation currency.

Transactions and balances and foreign operations	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.
Foreign operations
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average is not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items are translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences are recognised in profit or loss upon realisation of the underlying operation
•Exchange differences arising from the translation of the net investment in foreign operations, which includes certain long-term borrowings (i.e. the reporting entity’s interest in the net assets of that operation), are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss. If a company in the Group repays a portion of long-term borrowings forming part of a net investment in foreign operations, amounts previously recorded in other comprehensive income are only recognised in profit or loss upon disposal of the relevant operation. These amounts are reclassified to profit or loss through OCI, consistent with where the amounts were previously included.
•Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate

Comparatives	Restatement of other comprehensive income, net of tax
The Group restated its OCI for the years ended 31 December 2022 and 31 December 2023 as presented on the consolidated statement of other comprehensive income and consolidated statement of changes in equity, to include the amount of the foreign currency translation reserve (FCTR) reclassified to profit or loss. The reclassified FCTR amount related to the deregistration of dormant subsidiaries in the Group, which was accounted for as reclassifications of the related FCTR balances from OCI to profit or loss in accordance with the Group's policy disclosed in note 1.4. Management identified that they incorrectly presented and disclosed the reclassification of FCTR as a separate line item in the consolidated statement of changes in equity, rather than to include the reclassification of the FCTR balances in the applicable line item disclosed in the consolidated statement of other comprehensive income in accordance with IAS 1 paragraph 93, which requires reclassification adjustments to be presented and disclosed with the related component of OCI in the period that the adjustment is reclassified to profit or loss.
The impact of the previous presentation and disclosure resulted in the OCI and total comprehensive income, net of tax, disclosed in the consolidated statement of other comprehensive income to be overstated by R14 million (2022) and R1,663 million (2023). This does not have an impact on the closing balances of reserves disclosed in the consolidated statement of changes in equity, the consolidated statement of financial position, the consolidated income statement and the consolidated statement of cash flows.
The impact of the restatement on the consolidated financial statements is illustrated in the table below:

	31 December 2023			31 December 2022
Figures in million – SA rand	As previously presented	Adjustment	As restated	As previously presented	Adjustment	As restated
Consolidated statement of other comprehensive income
Other comprehensive income, net of tax	4,648	(1,663)	2,985	2,369	(14)	2,355
Foreign currency translation adjustments	5,232	(1,663)	3,569	3,840	(14)	3,826
Total comprehensive income	(32,782)	(1,663)	(34,445)	21,349	(14)	21,335
Attributable to:
Owners of Sibanye-Stillwater	(33,184)	(1,663)	(34,847)	20,671	(14)	20,657
Non-controlling interests	402	—	402	678	—	678

Consolidated statement of changes in equity
Foreign currency translation reserve[1]
Balance at the beginning of the year	5,786	—	5,786	1,940	—	1,940
Total comprehensive income for the year	5,232	(1,663)	3,569	3,798	(14)	3,784
Other comprehensive income, net of tax	5,232	(1,663)	3,569	3,798	(14)	3,784
Foreign exchange movement recycled through profit or loss	(1,663)	1,663	—	(14)	14	—
Balance at the end of the year[2]	9,284	—	9,284	5,786	—	5,786
1The restatement only impacts the foreign currency translation reserve in the consolidated statement of changes in equity. It has no impact on non-controlling interests
2The restatement has no impact on the consolidated statement of financial position, consolidated income statement and consolidated statement of cash flows, as well as no impact on earnings per share or headline earnings per share

Assets and associated liabilities classified as held for sale	During the six months ended 31 December 2024, the Group agreed to sell the Beatrix 4 shaft which forms part of the Beatrix gold operations and includes the Beisa uranium project, to Neo Energy Metals Plc. (Neo Energy). The transaction will allow the Beisa project to be developed by Neo Energy, while Sibanye-Stillwater will retain exposure to future uranium production. The Beatrix 4 shaft was placed on care and maintenance by Sibanye-Stillwater in 2023 primarily due to declining gold reserves and a depressed uranium price, which has subsequently recovered. The transaction includes total consideration of R500 million, comprising R250 million cash and R250 million in newly issued shares in Neo Energy (equalling approximately 40% shareholding in Neo Energy at the time of signing the sale agreement). The transaction was subject to certain outstanding conditions precedent at the reporting date, however the assets and liabilities associated with the transaction were classified as held for sale in accordance with the requirements of IFRS 5 Non-current Assets Held for Sale and
Discontinued Operations. Neo Energy will assume responsibility for all Beatrix 4 shaft rehabilitation and environmental liabilities, which amounts to a carrying value of R451 million at 31 December 2024. Property, plant and equipment of
R30 million relating to the Beatrix 4 shaft disposal, which is measured at the lower of its carrying value and fair value less cost to sell, is included in assets held for sale at 31 December 2024. At 31 December 2024, other assets classified as assets held for sale amount to
R40 million.

Segment reporting

Accounting Policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker and is based on individual mining operations (operating segments) per geographic area. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive management team that makes strategic decisions.

The table below summarises the segmental information disclosed in note 2.1 and 2.2:

		31 December 2024								31 December 2023								31 December 2022
		Group	America s	Southern Africa			Europe	Australia	Group	Group	Americas	Southern Africa			Europe	Australia	Group	Group	Americas	Southern Africa			Europe	Group
Figures in million – SA rand	Notes	Total	Total US operatio ns	Total SA operatio ns	Total SA PGM	Total SA gold	Total EU operatio ns	Total AUS operatio ns	Group Corpor ate and reconci ling items[1]	Total	Total US PGM operatio ns	Total SA operatio ns	Total SA PGM	Total SA gold	Total EU operati ons	Total AUS operatio ns	Group Corpor ate and reconci ling items[1]	Total	Total US PGM operatio ns	Total SA operatio ns	Total SA PGM	Total SA gold	Total EU operati ons	Group Corpor ate and reconci ling items[1]
Revenue		112,129	23,087	82,402	51,257	31,145	2,784	3,983	(127)	113,684	23,812	84,736	55,593	29,143	3,024	2,251	(139)	138,288	46,090	89,507	71,665	17,842	3,140	(449)
Underground		78,867	9,207	69,787	48,314	21,473	—	—	(127)	83,612	10,494	73,257	52,375	20,882	—	—	(139)	92,325	13,823	78,951	68,182	10,769	—	(449)
Surface		16,598	—	12,615	2,943	9,672	—	3,983	—	13,730	—	11,479	3,218	8,261	—	2,251	—	10,556	—	10,556	3,483	7,073	—	—
Recycling/processing		16,664	13,880	—	—	—	2,784	—	—	16,342	13,318	—	—	—	3,024	—	—	35,407	32,267	—	—	—	3,140	—
Cost of sales, before amortisation and depreciation		(96,398)	(23,128)	(66,560)	(42,963)	(23,597)	(3,384)	(3,326)	—	(89,756)	(22,391)	(60,780)	(36,699)	(24,081)	(4,329)	(2,256)	—	(94,537)	(38,452)	(52,454)	(32,280)	(20,174)	(3,631)	—
Underground		(67,784)	(9,848)	(57,936)	(40,994)	(16,942)	—	—	—	(62,482)	(9,680)	(52,802)	(34,819)	(17,983)	—	—	—	(52,734)	(7,459)	(45,275)	(30,528)	(14,747)	—	—
Surface		(11,950)	—	(8,624)	(1,969)	(6,655)	—	(3,326)	—	(10,234)	—	(7,978)	(1,880)	(6,098)	—	(2,256)	—	(7,179)	—	(7,179)	(1,752)	(5,427)	—	—
Recycling/processing		(16,664)	(13,280)	—	—	—	(3,384)	—	—	(17,040)	(12,711)	—	—	—	(4,329)	—	—	(34,624)	(30,993)	—	—	—	(3,631)	—
Amortisation and depreciation		(8,810)	(2,105)	(6,547)	(3,647)	(2,900)	(38)	(118)	(2)	(10,012)	(3,390)	(5,357)	(2,975)	(2,382)	(206)	(1,059)	—	(7,087)	(2,803)	(4,126)	(2,418)	(1,708)	(158)	—
Interest income		1,337	313	966	468	498	53	2	3	1,369	213	1,089	478	611	53	10	4	1,203	309	893	402	491	—	1
Finance expense		(4,571)	(1,791)	(1,948)	(611)	(1,337)	(204)	(302)	(326)	(3,299)	(1,134)	(1,603)	(706)	(897)	(67)	(184)	(311)	(2,840)	(952)	(1,547)	(831)	(716)	(15)	(326)
Share-based payments		(251)	(35)	(178)	(99)	(79)	(13)	(5)	(20)	(113)	(39)	(71)	(18)	(53)	6	—	(9)	(218)	(47)	(169)	(73)	(96)	—	(2)
Gain/(loss)on financial instruments	7	5,433	1,869	3,128	2,341	787	772	(269)	(67)	235	(2,064)	1,938	1,957	(19)	(168)	515	14	(4,279)	(242)	(4,188)	(3,477)	(711)	144	7
Gain/(loss) on foreign exchange differences		(215)	(3)	(74)	(53)	(21)	(97)	12	(53)	1,973	12	1,920	1,894	26	55	(39)	25	616	(8)	623	208	415	(49)	50
Share of results of equity- accounted investees after tax		212	(7)	230	(97)	327	—	—	(11)	(1,174)	—	(1,156)	(1,471)	315	—	—	(18)	1,287	—	1,298	1,062	236	—	(11)
Other costs	8.1	(4,722)	(314)	(3,470)	(1,259)	(2,211)	(489)	(237)	(212)	(5,858)	(108)	(3,411)	(1,441)	(1,970)	(2,096)	(223)	(20)	(3,679)	(129)	(3,379)	(1,616)	(1,763)	(116)	(55)
Other income	8.2	2,630	863	452	202	250	1,030	213	72	1,232	12	1,071	571	500	102	42	5	1,110	102	963	385	578	45	—
Gain/(loss) on disposal of property, plant and equipment		55	(40)	95	33	62	—	—	—	105	(45)	150	79	71	—	—	—	162	5	157	54	103	—	—
(Impairments)/reversal of impairments	10	(9,173)	(8,824)	(17)	(124)	107	(221)	(111)	—	(47,454)	(38,919)	(3,239)	(506)	(2,733)	(1,607)	(3,689)	—	6	—	6	6	—	—	—
Gain on acquisition		—	—	—	—	—	—	—	—	898	—	898	898	—	—	—	—	—	—	—	—	—	—	—
Occupational healthcare gain		76	—	76	—	76	—	—	—	365	—	365	—	365	—	—	—	211	—	211	—	211	—	—
Restructuring costs		(550)	(126)	(424)	(271)	(153)	—	—	—	(515)	(41)	(474)	(351)	(123)	—	—	—	(363)	(2)	(361)	(26)	(335)	—	—
Transaction costs		(851)	(213)	—	—	—	(193)	(21)	(424)	(474)	(27)	—	—	—	—	(2)	(445)	(152)	(8)	(2)	(3)	1	—	(142)
Royalties and carbon tax		(545)	—	(329)	(212)	(117)	—	(216)	—	(1,052)	—	(921)	(805)	(116)	—	(131)	—	(1,824)	—	(1,824)	(1,772)	(52)	—	—
Mining and income tax		(1,496)	(61)	(1,421)	(1,097)	(324)	4	—	(18)	2,416	7,612	(5,116)	(4,152)	(964)	(44)	(2)	(34)	(8,924)	(340)	(8,541)	(9,705)	1,164	(39)	(4)
Current taxation		(1,418)	(146)	(1,261)	(1,246)	(15)	—	—	(11)	(3,178)	343	(3,408)	(3,081)	(327)	(80)	(2)	(31)	(9,282)	(655)	(8,623)	(8,373)	(250)	—	(4)
Deferred taxation		(78)	85	(160)	149	(309)	4	—	(7)	5,594	7,269	(1,708)	(1,071)	(637)	36	—	(3)	358	315	82	(1,332)	1,414	(39)	—
(Loss)/profit for the year		(5,710)	(10,515)	6,381	3,868	2,513	4	(395)	(1,185)	(37,430)	(36,497)	10,039	12,346	(2,307)	(5,277)	(4,767)	(928)	18,980	3,523	17,067	21,581	(4,514)	(679)	(931)
Sustaining capital expenditure		(4,489)	(633)	(3,497)	(2,566)	(931)	(173)	(186)	—	(6,056)	(2,180)	(3,514)	(2,057)	(1,457)	(248)	(114)	—	(4,946)	(1,185)	(3,671)	(2,056)	(1,615)	(90)	—
Ore reserve development		(7,229)	(1,920)	(5,309)	(2,472)	(2,837)	—	—	—	(9,137)	(3,889)	(5,248)	(2,551)	(2,697)	—	—	—	(6,640)	(2,887)	(3,753)	(2,123)	(1,630)	—	—
Growth projects		(10,822)	(291)	(4,292)	(807)	(3,485)	(6,221)	(16)	(2)	(6,886)	(774)	(3,591)	(1,038)	(2,553)	(2,470)	(51)	—	(4,313)	(1,345)	(2,239)	(925)	(1,314)	(729)	—
Total capital expenditure		(22,540)	(2,844)	(13,098)	(5,845)	(7,253)	(6,394)	(202)	(2)	(22,079)	(6,843)	(12,353)	(5,646)	(6,707)	(2,718)	(165)	—	(15,899)	(5,417)	(9,663)	(5,104)	(4,559)	(819)	—
			note 2.1				note 2.2				note 2.1				note 2.2				note 2.1				note 2.2
1Group corporate includes the Wheaton Stream transaction and mainly includes, corporate tax, interest and transaction costs
2.1    US PGM and total SA operations

Revenue

Significant accounting judgements and estimates
Revenue from PGM and zinc retreatment mining activities
The determination of PGM and zinc concentrate sales revenue from the time of initial recognition of the sale on a provisional basis through to final pricing requires management to continuously re-estimate the fair value of the price adjustment features. Management determines this with reference to estimated forward prices using consensus forecasts. These adjustments are included in revenue as adjustments to sale of PGM and zinc concentrate.
Streaming and other forward sale and prepayment transactions
Upon entering into a streaming or other forward sale/prepayment transaction, management applies judgement to determine the most appropriate IFRS Accounting Standard applicable to the transaction. This includes an assessment of whether the transaction is revenue, debt, a lease or the disposal of a portion of an operation. In performing this assessment, management also considers whether the transaction will be settled through physical delivery of metals, including metal credits, and whether there are any embedded derivative features to be accounted for separately.
Accounting policy
Revenue from mining activities
Revenue from gold sales is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from gold sales when the customer obtains control of the gold. These criteria are typically met when the gold is credited to the customer’s bullion account by Rand Refinery Proprietary Limited (Rand Refinery) and in the case of DRDGOLD, when the gold is transferred to the bullion bank and the sales price is fixed per deal confirmation. The transaction price is determined based on the agreed upon market price and number of ounces delivered.
Revenue from PGM concentrate and metal sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mined product, which is typically upon delivery. The sales price is determined on a provisional basis at the date of delivery (related to sale of concentrate). Adjustments to the selling price occur based on changes in the metal content quantities and penalties, which represents variable transaction price components, as well as changes in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. For PGM metal sales, pricing is finalised within the month of sale. For PGM concentrate sales, the period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recognised at the amount of consideration that the Group expects to be entitled to.
Revenue from zinc concentrate sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mined product which is typically upon receipt of the bill of lading when the goods are loaded for shipment under Cost, Insurance and Freight (CIF)
Incoterms. The sales price is determined on a provisional basis at the date of loading. Adjustments to the selling price occur based on changes in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. For zinc concentrate sales, the period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recognised at the amount of consideration that the Group expects to be entitled to.
The revenue adjustment mechanism relating to changes in metal market prices, embedded within provisionally priced PGM and zinc concentrate sale arrangements, has the characteristics of a commodity derivative. Accordingly, the fair value of the final sales price adjustment is re- estimated continuously and changes in fair value are recognised as an adjustment to revenue in profit or loss and trade receivables in the statement of financial position. In all cases, fair value is determined with reference to estimated forward prices using consensus forecasts. Revenue arising from these price adjustments is disclosed separately from revenue from contracts with customers.
Revenue from PGM recycling consists of the sales of recycled palladium, platinum and rhodium derived from spent catalytic material and is recognised when control is transferred, which is when metal is transferred from the Group’s metal account to the third party’s metal account. Revenue from PGM recycling also includes revenue from toll processing, which is recognised at the time the returnable metals are returned to the supplier at a third-party refinery.
Revenue from e-scrap recycling consists primarily of the sale of precious metals to refiners in the form of bullion, and is recognised when control is transferred. These sales include shipping of low-grade and high-grade precious metals from the Group's refining facility to downstream refiners on which the Group is compensated for the precious metals by either returnable metal and/or cash. For low-grade metals, revenue is recognised upon mutual acceptance of the metals assay profile and/or settlement and invoicing of customer. In some instances, the Group receives cash advances for low-grade metals that have been received and weighed by the downstream refiner, however not yet processed (see note 32). For high-grade metals, payments consist of provisional payments and final payments made by customers and revenue is recognised when control transfers. which is typically at the time of payment. The transaction price is determined based on market prices of the precious metals contained in the shipment.

Revenue from sale of other metals produced in Europe, USA and Australia is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from these metal sales when the customer obtains control of the product, which is typically upon delivery.
Streaming revenue
The Group enters into long-term metal streaming transactions whereby it receives advance payments as well as additional cash payments for delivery of future ounces to streaming entities, typically over the entire life-of-mine of the operations subject to the stream.
These contracts are typically settled by the Group transferring metal credits, representing underlying refined metals, to the streaming entity's metal account. These transactions provide for settlement in physical commodity ounces or metal credits. Each ounce is identified as a separate performance obligation.
The transaction price under IFRS 15 Revenue from Contracts with Customers (IFRS 15), being the advance payment (see note 32) and future cash payments to be received, is recognised as revenue each month when the commodity ounces or metal credits are transferred to the streaming entity's account. It is from this date that the streaming entity has effectively accepted the metal, has physical control of the related metal and has the risk and reward of the respective metal (i.e. control has transferred).
Revenue is recognised over the life-of-mine of the relevant operations in line with the timing of control transfer discussed above. To the extent that the life-of-mine changes or other key inputs are changed (see note 32), these changes are recognised prospectively as a cumulative catch-up in revenue in the year that the change occurs.
Other forward sale and prepayment transactions
The Group also enters into other forward sale or prepayment transactions with counterparties in which a cash payment is received in advance for future delivery of metals to the relevant counterparty. Each metal unit is identified as a separate performance obligation.
The transaction price under IFRS 15, being the advance payment and further cash payments received, is recognised as revenue when the metals are delivered or credited to the customer’s account and Sibanye-Stillwater no longer has physical control of the metal, which is also when the risk and rewards are transferred (i.e. control has transferred).

Short-term employee benefits
Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be reliably estimated.

Pension and provident funds
Pension and provident funds
The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.
Contributions to defined contribution funds are expensed as incurred.
Government grants
Government grants are recognised once there is reasonable assurance that the Group will comply with the conditions attached to them and the grant will be received. For government grants compensating for expenditure incurred by the Group, the related expense is presented net of the grant income.

Interest income and Finance expense

Accounting policy
Interest income comprises interest income on cash deposits, rehabilitation obligation funds, the right of recovery asset and other assets.
Interest income is recognised using the effective interest method. Interest income on funds specifically borrowed for the purpose of constructing a qualifying asset is offset against the related interest expense capitalised to the relevant item.
Finance expense comprises interest on borrowings, lease liabilities, environmental rehabilitation obligation, occupational healthcare obligation, deferred payment, deferred revenue, deferred consideration, Marikana dividend obligation and other interest and is offset by borrowing costs capitalised on qualifying assets where applicable.
Interest payable on borrowings is recognised in profit or loss over the term of the borrowings using the effective interest method. Cash flows from interest paid are classified under operating activities in the statement of cash flows.
The difference between interest income and finance expense in this note and the statement of cash flows is due to the exclusion of the non-cash items.

Share-based payments

Significant accounting judgements and estimates
For cash-settled share-based payment instruments issued to B-BBEE shareholders, the measurement of the share-based payment obligations depend on various key inputs. These include estimates of future cash flows, which depend on inputs such as production profiles, future metal prices, exchange rates, loan repayments as well as estimates of appropriate discount rates. The valuations relating to the Group's cash-settled compensation plans make use of inputs such as the Sibanye-Stillwater share price and volatility estimates, risk free interest rates and dividend yields. Changes in key inputs may result in changes in the recognised share-based payment obligations and are therefore regarded as significant judgements and estimates.
Accounting policy
Equity-settled share-based payments
In prior periods, the Group operated equity-settled compensation plans in which certain employees of the Group participated (see note
6.2 for DRDGOLD equity-settled scheme). The fair value of the equity-settled instruments is measured by reference to the fair value of the relevant equity instruments granted, taking into account the terms and conditions upon which those equity-settled instruments were granted. The fair value of equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at the grant date. Service and non-market performance conditions are not taken into account when estimating the fair value of the equity-settled instruments at grant date. Market conditions are taken into account in determining the fair value at grant date.
The grant date fair value of the equity-settled instruments is recognised as share-based payment expenses over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment reserve. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date until vesting to ensure they reflect current expectations.
Cash-settled share-based payments
The Group also operates cash-settled compensation plans in which certain employees of the Group participate. These awards entitle the participants to cash payments based on a relevant share price. The fair value of the cash-settled instruments is measured by reference to the fair value of the underlying shares using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted.
The grant date fair value of the cash-settled instruments is recognised as share-based payment expenses over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment obligation. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment to the share-based payment expense. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date to ensure they reflect current expectations.
The Group also issued cash-settled instruments to B-BBEE shareholders in terms of the Rustenburg operation B-BBEE transaction (see note
6.4) and the Marikana B-BBEE transaction (see note 6.5). The fair value of these instruments are determined using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability. There are no vesting conditions and fair value changes are recognised as part of gains or losses on financial instruments in profit or loss.
Modifications to share-based payment schemes
Where the terms of an equity-settled or a cash-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-
based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.

Income taxes

Significant accounting judgements and estimates
The Group, directly and indirectly, is subject to income tax in South Africa, Zimbabwe, the United Kingdom (UK), France, Finland,
Australia, India, Mexico and the US. Significant judgement is required in determining the liability for income tax due to the complexity of legislation. During the ordinary course of business, transactions and calculations may occur for which the ultimate tax determination is uncertain. The Group recognises liabilities for anticipated tax audit issues based on the best estimates of whether additional taxes will be due. The Group reassesses its judgements and estimates if facts and circumstances change. To the extent required, these transactions are disclosed in accordance with management's probability assessment. Where the facts and circumstances change or when the final tax outcome of these matters are different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
The Group recognises the net future tax benefit related to deferred tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.
The Group’s gold mining operations are taxed on a variable rate that increases as the profitability of the operation increases. The deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when the temporary differences will reverse based on tax rates and laws that have been enacted or substantively enacted at the reporting date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year. Calculating the future profitability of the operations is inherently uncertain and could materially change over time.
Additionally, future changes in tax laws in South Africa, Zimbabwe, the UK, France, Finland, Australia, India, Mexico and the US could limit the ability of the Group to obtain tax deductions in future periods.
Accounting policy
Income tax comprises current and deferred tax. Current tax and deferred tax is recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.
Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date and is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.
Deferred tax is provided on temporary differences existing at each reporting date between the tax values of assets and liabilities and their carrying amounts and reflects uncertainty related to income taxes, if any. Enacted and substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred tax.
These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The principal temporary differences arise from depreciation of property, plant and equipment, provisions, unutilised capital allowances and tax losses carried forward.
Deferred tax is not recognised for:
•temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination, that affects neither accounting nor taxable profit or loss and at the time of the transaction does not give rise to equal taxable and deductible temporary differences
•temporary differences related to investments in subsidiaries, and interests in associates and joint ventures to the extent that the
Group is able to control the timing of the reversal of the temporary differences and it is probable that these will not reverse in the foreseeable future
•taxable temporary differences arising on the initial recognition of goodwill
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.
Deferred tax assets relating to the carry forward of unutilised tax losses and/or unutilised capital allowances are recognised to the extent it is probable that future taxable profit will be available against which the unutilised tax losses and/or unutilised capital allowances can be recovered. Deferred tax assets are reviewed at each reporting date and are adjusted if recovery is no longer probable.
Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be utilised.

Earnings per share

Accounting policy
Headline earnings is presented as an additional earnings number allowed by IAS 33 Earnings per Share (IAS 33) and is calculated based on the requirements set out in SAICA Circular 1/2023. Earnings, as determined in IAS 33, is the starting point and certain remeasurements net of related tax (current and deferred) and NCI are excluded. A remeasurement is an amount recognised in profit or loss relating to any change (whether realised or unrealised) in the carrying amount of an asset or liability that arose after the initial recognition of such asset or liability.

Dividends

Accounting policy
Dividends are recognised as a liability on the date on which such dividends are declared.
Dividend withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid which are subject to dividend withholding tax based on the relevant tax requirements. The Group withholds dividend tax on behalf of its shareholders at a rate of 20% on dividends paid. Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid, recognised in equity.
Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

Property, plant and equipment

Significant accounting judgements and estimates
Carrying value of property, plant and equipment
All mining assets are amortised using the units-of-production method where the mine operating plan calls for production from proved and probable mineral reserves.
Mobile and other equipment are depreciated over the shorter of the estimated useful life of the asset or the estimate of mine life based on proved and probable mineral reserves.
The calculation of the units-of-production rate of amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on proved and probable mineral reserves. This would generally result from the extent that there are significant changes in any of the factors or assumptions used in estimating mineral reserves.
These factors could include:
•changes in proved and probable mineral reserves
•differences between actual commodity prices and commodity price assumptions
•unforeseen operational issues at mine sites
•conversion of resources into proven and probable mineral reserves
•changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates
•changes in mineral reserves could similarly impact the useful lives of assets depreciated on a straight-line basis, where those lives are limited to the life of the mine
The recoverable amounts of cash generating units (CGUs) and individual assets are determined based on the higher of value in use calculations and fair value less cost to sell. These calculations require the use of estimates and assumptions. It is reasonably possible that the gold, PGM, nickel, zinc and cobalt price assumptions may change which may then impact the Group estimated life-of-mine determinant and may then require a material adjustment to the carrying value of property, plant and equipment.
The Group reviews and tests the carrying value of assets when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing expected future cash flows to these carrying values. Assets are grouped at the lowest level for which identifiable cash flows are largely independent of cash flows of other assets and liabilities. If there are indications that impairment may have occurred, estimates are prepared of expected future cash flows of each group of assets. Expected future cash flows used to determine the value in use and fair value less costs to sell of property, plant and equipment are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as spot and future gold, PGM, nickel, zinc and cobalt prices, discount rates, foreign currency exchange rates, estimates of costs to produce reserves and future capital expenditure (see note 10).
Pre-production
The Group assesses the stage of each mine construction project to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the unique nature of each mine construction project. The Group considers various relevant criteria to assess when the mine is substantially complete, ready for its intended use and moves into the production stage. Some of the criteria would include, but are not limited to the following:
•the level of capital expenditure compared to the construction cost estimates
•ability to produce metal in saleable form (within specifications)
•ability to sustain commercial levels of production of metal
When a mine construction project moves into the production stage, the capitalisation of certain mine construction costs ceases and costs are expensed, except for capitalisable costs related to mining asset additions or improvements, underground mine development or ore reserve development.
Mineral reserves estimates
Mineral reserves are estimates of the amount of product that can be economically and legally extracted from the Group’s properties. In order to calculate the reserves, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and grade of the mineral reserves requires the size, shape and depth of ore bodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.
The Group is required to determine and report, inter alia, on the mineral reserves in accordance with the South African Code for Reporting of Exploration Results, mineral resources and mineral reserves (SAMREC Code).

Estimates of mineral reserves may change from period to period due to the change in economic assumptions used to estimate mineral reserves and due to additional geological data becoming available during the course of operations. Changes in reported proven and probable reserves may affect the Group’s financial results and position in a number of ways, including the following:
•asset carrying values may be affected due to changes in estimated cash flows
•depreciation and amortisation charges to profit or loss may change where these are calculated on the units-of production method, or where the useful lives of assets change
•decommissioning site restoration and environmental provisions may change where changes in ore reserves affect expectations about the timing or cost of these activities
•the carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits
Accounting policy
Mineral and surface rights
Mineral and surface rights are recorded at cost less accumulated amortisation and accumulated impairment losses. When there is little likelihood of a mineral right being exploited, or the carrying amount has exceeded its recoverable amount, impairment is recognised in profit or loss in the year that such determination is made.
Mine development and infrastructure
Mining assets, including mine development and infrastructure costs and mine plant facilities, are recorded at cost, which includes capitalised borrowing costs for qualifying assets, less accumulated depreciation and accumulated impairment losses.
Costs include the purchase price of assets used in the construction of the mine, expenditure incurred to evaluate and develop new ore bodies, as well as expenditure to define mineralisation in existing ore bodies and to establish or expand productive capacity. These costs are capitalised until commercial levels of production are achieved, at which times the costs are amortised as set out below.
Development of ore bodies includes the development of shaft systems and waste rock removal that allows access to reserves that are economically recoverable in the future. Subsequent to this, costs are capitalised if the criteria for recognition as an asset are met. Access to individual ore bodies exploited by the Group is limited to the time span of the respective mining leases.
Land
Land is shown at cost and is not depreciated.
Other assets
Non-mining assets are recorded at cost less accumulated depreciation and accumulated impairment losses. These assets include the assets of the mining operations that are not included in mine development and infrastructure. It also includes borrowing costs for qualifying assets, mineral and surface rights, land and all the assets of the non-mining operations.
Amortisation and depreciation of mining assets
Amortisation and depreciation is determined to give a fair and systematic charge in profit or loss taking into account the nature of a particular ore body and the method of mining that ore body. To achieve this, the following calculation methods are used:
•Mining assets, including mine development and infrastructure costs, mine plant facilities and evaluation costs, are amortised over the life of the mine using the units-of-production method, based on estimated proved and probable mineral reserves
•Proved and probable mineral reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits
•Certain mining plant and equipment included in mine development and infrastructure is depreciated on a straight-line basis over their estimated useful lives
•For certain shafts, which have a short life and/or are marginal, the depreciation is accelerated based on an adjustment to the reserves for accounting purposes

Depreciation of non-mining assets
Non-mining assets are recorded at cost and depreciated on a straight-line basis over their current expected useful lives to their residual values as follows:
•Vehicles: 5 years
•Computers: 3 - 5 years
•Furniture and equipment: 1 - 10 years
•Buildings and improvements: 5 - 39 years
The assets’ useful lives, depreciation methods and residual values are reassessed at each reporting date and adjusted if appropriate.
Impairment
Recoverability of the carrying values of long-term assets or CGUs of the Group are reviewed whenever events or changes in circumstances indicate that such carrying value may not be recoverable. To determine whether a long-term asset or CGU may be impaired, the higher of value in use (defined as: the present value of future cash flows expected to be derived from an asset or CGU) or fair value less costs to sell
(defined as: the price that would be received to sell an asset in an orderly transaction between market participants at the measured rate, less the costs of disposal) is compared to the carrying value of the CGU.
A CGU is defined by the Group as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Generally for the Group this represents an individual operating mine, including mines which are part of a larger mine complex. The costs attributable to individual shafts of a mine are impaired if the shaft is closed.
Impairment losses are recognised in profit or loss. Impairment recognised in respect of a CGU is allocated first to goodwill allocated/
attributable to that particular CGU and thereafter to the individual assets in the CGU.
When any infrastructure is closed down or placed on care and maintenance during the year, any carrying value attributable to that infrastructure is tested for impairment and any impairment loss attributable to infrastructure is recognised. Expenditure incurred on care and maintenance is recognised in profit or loss.
When the review of the events or changes in circumstances of an asset or CGU that was previously impaired indicate that such historical carrying value is recoverable, the impairment is reversed. The reversal is limited so that the carrying value of the asset does not exceed its recoverable amount, nor exceed what the historical carrying amount would have been should the asset not have been impaired. Reversal of impairment losses are recognised in profit or loss. Reversal of impairment recognised in respect of a CGU is allocated to the individual assets in the CGU.
Derecognition of property, plant and equipment
Property, plant and equipment is derecognised on disposal or closure of a shaft when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of an item of property, plant and equipment (calculated as the net proceeds from disposal and the carrying amount of the item) is recognised in profit or loss.
Exploration and evaluation expenditure
All exploration and evaluation expenditure, prior to obtaining the legal rights to explore a specific area, is recognised in profit or loss. After the legal rights to explore are obtained, exploration and evaluation expenditure, comprising the costs of acquiring prospecting rights and directly attributable exploration expenditure, is capitalised as a separate class of property, plant and equipment or intangible assets, on a project-by-project basis, pending determination of the technical feasibility and commercial viability.
The technical feasibility and commercial viability of extracting a mineral resource is generally considered to be determinable through a feasibility study and when proven reserves are determinable to exist. Upon determination of proven reserves, exploration and evaluation assets attributable to those reserves are first tested for impairment and then reclassified from exploration and evaluation assets to another appropriate class of property, plant and equipment. Subsequently, all cost directly incurred to prepare an identified mineral asset for production is capitalised to mine development assets. Amortisation of these assets commences once these assets are available for use, which is expected to be when the mine is in commercial production. These assets will be measured at cost less accumulated amortisation and impairment losses.

Right of use assets

Accounting policy
Right-of-use assets comprise land and related infrastructure, mining equipment, vehicles and office rentals (included in the mine development, infrastructure and other asset class) of which none meet the definition of investment property. These right-of-use assets comprise the initial measurement of the corresponding lease liability, any initial direct costs incurred by the lessee, and an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset.
Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses if applicable. The assets are depreciated over the shorter period of the lease term and useful life of the underlying asset.
If a lease transfers ownership of the underlying asset, or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
See note 29 for additional detail.

Acquisitions

Significant accounting judgements and estimates
Expected future cash flows used to determine the fair value of, inter alia, property, plant and equipment and contingent consideration are inherently uncertain and could materially change over time. The fair value is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Acquisitions are assessed to determine if they qualify as business combinations or asset acquisitions in terms of the requirements of IFRS 3
Business Combinations (IFRS 3) where the Group obtains control over an entity. In order to apply IFRS 3, the assets acquired and liabilities assumed, should constitute a business as defined in IFRS 3. Accordingly, management assesses whether the activities consist of inputs and processes applied to those inputs that have the ability to contribute to the creation of outputs. If a transaction is not deemed to be a business combination, it is accounted for as an asset acquisition outside of the scope of IFRS 3. The IFRS 3 scope assessment could significantly impact the accounting treatment applied.
Accounting policy
Business combinations
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
If a business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition-date fair value, and any resulting gain or loss is recognised in profit or loss or other comprehensive income, as appropriate. The fair value of the previously held interest is then considered in the determination of goodwill. The same approach is applied where the previous interest was held in a joint operation.
On an acquisition-by-acquisition basis, the Group recognises any NCI in the acquiree either at fair value or at the NCI’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.
The excess of the consideration transferred, the amount of any NCI in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.
Asset acquisitions
For acquisitions outside the scope of IFRS 3, the purchase consideration is allocated to identifiable assets and liabilities based on their relative fair values. Assets and liabilities that are initially measured at an amount other than cost are recognised at their respective carrying amounts as specified in the applicable accounting standards. To the extent that contingent consideration is payable in an asset acquisition based on future production, such variable payments are only recognised as expenses as and when incurred.

Goodwill

Significant accounting judgements and estimates
Goodwill is tested for impairment on an annual basis and whenever impairment indicators are identified. Expected future cash flows used to determine the recoverable amount of property, plant and equipment and goodwill are inherently uncertain and could materially change over time. The recoverable amount is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates (see note 10).
An individual operating mine does not have an indefinite life because of the finite life of its reserves. The allocation of goodwill to an individual mine will result in an eventual goodwill impairment due to the depleting nature of the mine.
Accounting policy
Goodwill is stated at cost less accumulated impairment losses. Goodwill is not amortised. In accordance with the requirements of IAS 36
Impairment of Assets, the Group performs its annual impairment review of goodwill at each financial year end or whenever there are impairment indicators to establish whether there is any indication of impairment to goodwill. Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. An impairment is made if the carrying amount exceeds the recoverable amount. The recoverable amount is determined as the higher of “value in use” and “fair value less cost to sell”, based on the cash flows over the life of the CGUs and discounted to a present value at an appropriate discount rate. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill allocated to the entity sold. Other intangible assets, including customer relationships, software, patents and trademarks that are acquired by the Group and have finite useful lives, are measured at cost less accumulated amortisation and any accumulated impairment losses.
Amortisation on intangible assets is calculated on a straight-line method over the estimated useful lives, and is generally recognised in profit or loss. The estimated useful lives for intangible assets are as follows:
•Vendor relationships - Aggregators: 5 years
•Vendor relationships - Manufacturers: 10 years
•Brand: 5 years

Equity-accounted investments

Significant accounting judgements and estimates
Joint arrangements
Judgement is required to determine when the Group has joint control, which requires an assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. The Group has determined that the relevant activities for its joint arrangements are those relating to the operating and capital decisions of the arrangement, such as the approval of the budget and the capital expenditure programme for each year, and appointing, remunerating and terminating the key management personnel or service providers of the joint arrangement. The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries.
Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture. Classifying the arrangement requires the Group to assess their rights and obligations arising from the arrangement. Specifically, it considers:
•The structure of the joint arrangement – whether it is structured through a separate vehicle
•When the arrangement is structured through a separate vehicle, the Group also considers the rights and obligations arising from:
–the legal form of the separate vehicle
–the terms of the contractual arrangement
This assessment often requires significant judgement, and a different conclusion on joint control and also whether the arrangement is a joint operation or a joint venture may materially impact the accounting.
Carrying value of Mimosa and related mineral reserves and mineral resources estimates
The Group reviews and tests the carrying value when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing expected future cash flows to the carrying value. Expected future cash flows used to determine the value in use and fair value less costs to sell of Mimosa are inherently uncertain and could materially change over time. These are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as spot and future
PGM prices, discount rates, foreign currency exchange rates, estimates of costs to produce reserves and future capital expenditure.
Mimosa functional currency
The functional currency of Mimosa, which is domiciled in Zimbabwe, has been determined as US dollar. During 2024, the Zimbabwean government introduced a new gold-backed currency replacing the Zimbabwean dollar, referred to as the Zimbabwe Gold (ZiG). As a result of this change, management reassessed whether there is a change in the functional currency of Mimosa. This assessment depends on the primary economic environment in which the company operates, which is considered to be the environment in which it generates and expends cash. These considerations include the currency primarily influencing sales prices, the country whose competitive forces and regulations mainly determine sales prices and the currency that influences labour, material and other costs of production. Judgements and assumptions made in determining the functional currency may have a significant impact on the results presented for the Group.
The determining factors in the above assessment were:
•The currency that mainly influences sales prices: Sales are invoiced and settled in US dollar
•The currency of the country whose competitive forces and regulations mainly determine the sales prices: The competitive forces and regulations of the US primarily influences sales prices
•The currency that mainly influences labour, material and other costs: The majority of operating costs are settled in US dollar
Accounting policy
The Group’s interest in equity-accounted investees comprise interests in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. The interests are initially recognised at cost using the same principles as with business combinations. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases. For so-called farm-in/farm-out arrangements where another party is earning into a joint venture, the Group does not recognise any expenses incurred by the other participant to the arrangement and no equity accounted earnings are recognised until the farm-in/farm-out arrangement is completed.

Results of associates and joint ventures are equity-accounted using the results of their most recent audited annual financial statements or unaudited management accounts. Any losses from associates are brought to account in the consolidated financial statements until the interest in such associates is written down to zero. The interest includes any long-term interests that in substance form part of the entity’s net investment in the equity-accounted investee, for example long-term receivables for which settlement is neither planned nor likely to occur in the foreseeable future. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates.
The carrying value of an equity-accounted investment represents the cost of the investment, including goodwill, the proportionate share of the post-
acquisition retained earnings and losses, any other movements in reserves, any impairment losses and loans to or from the equity-accounted investee. The carrying value together with any long-term interests that in substance form part of the net investment in the equity-accounted investee is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less costs to sell. If an impairment in value has occurred, it is recognised in the period in which the impairment arose. Indicators of impairment include a significant or prolonged decline in the investments fair value below its carrying value.

Interests in joint operations

Accounting policy
A joint operation is a joint arrangement in which the parties that share joint control have rights to the assets, and obligations for the liabilities, relating to the arrangement.
The following are recognised in the consolidated financial statements in relation to the Group’s interests in joint operations:
•the Group’s share of the jointly controlled assets, classified according to the nature of the assets
•any liabilities that the Group has incurred
•the Group’s share of any liabilities incurred jointly with the other venturers in relation to the joint operation
•any income from the sale or use of the Group’s share of the output of the joint operation, together with the Group’s share of any expenses incurred by the joint operation
•any expenses that the Group has incurred in respect of its interest in the joint operation

Other investments

Significant accounting judgements
Where the Group holds less than 20% interest in a company, the assessment of whether there is significant influence and hence an equity-
accounted investment may involve judgement. These judgements typically include the extent of representation on the board of directors, other involvement in the company such as technical committee, any other contractual arrangements as well as the effective influence that the particular shareholding interest provides. A different conclusion could have a significant impact on the measurement, presentation and disclosure of the particular investment.

Accounting policy
On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to present subsequent changes in the investment’s fair value in other comprehensive income (FVTOCI). This election is made on an investment-by-
investment basis. These investments are subsequently measured at fair value, with dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI (in the mark-to-market reserve) and are never reclassified to profit or loss.
Investments, other than investments in equity instruments, are measured at amortised cost if not measured at fair value through profit or loss
(FVTPL), and is held with the objective to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal or interest on the principal amount outstanding.
All investments not classified as measured at amortised cost or at FVTOCI as described above are measured at FVTPL, with subsequent changes in the investment's fair value recognised in profit or loss. In addition, on initial recognition, the Group may irrevocably designate an investment that otherwise meets the requirements to be measured at amortised cost as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Environmental rehabilitation obligation funds

Accounting policy
The Group’s rehabilitation obligation funds consist of investments measured at FVTPL and those measured at amortised cost. Rehabilitation obligation funds measured at fair value include a fixed income portfolio of bonds, rehabilitation policies and cell captive investments.
These funds are measured at fair value at each reporting date. The fair value is determined with reference to underlying bond prices using industry valuation techniques and appropriate models. Rehabilitation obligation funds measured at amortised cost mainly comprise term and notice deposits. These financial instruments are measured at amortised cost, using the effective interest method.
Contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income where relevant.
In addition, funds are set aside to serve as collateral against the guarantees made to regulatory authorities for environmental rehabilitation obligations.

Other receivables and other payables

Significant accounting judgements and estimates
Expected future cash flows used to determine the carrying value of the other payables (namely the Rustenburg operation deferred payment, right of recovery payable, Marikana dividend obligation and contingent consideration), the right of recovery receivable and the fair value of hedge instruments are inherently uncertain and could materially change over time. The expected future cash flows are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Accounting policy
Financial instruments included in other receivables are categorised as financial assets measured at amortised cost and those included in other payables are categorised as other financial liabilities as applicable. These assets and liabilities are initially recognised at fair value.
Subsequent to initial recognition, financial instruments included in other receivables and other payables are measured at amortised cost, except where fair value through profit or loss measurement is appropriate. Contingent consideration, the metals borrowings liability and derivative financial instruments are measured at fair value through profit or loss.
Reimbursements, such as rehabilitation reimbursements from other parties are not financial instruments, and are recognised as a separate asset where recovery is virtually certain. The amount recognised is limited to the amount of the relevant rehabilitation provision. If the party that will make the reimbursement cannot be identified, then the reimbursement is generally not virtually certain and cannot be recognised.
If the only uncertainty regarding the recovery relates to the amount of the recovery, the reimbursement amount often qualifies to be recognised as an asset.
Other receivables and payables that do not arise from contractual rights and obligations, such as receivables on rates and taxes, are recognised and measured at the amount expected to be received or paid.

Inventories

Significant accounting judgements and estimates
Inventory is held in a wide variety of forms across the value chain reflecting the stage of refinement. Prior to production as final metal, the inventory is always contained within a carrier material. As such, inventory is typically sampled and assays taken to determine the metal content and how this is split by metal. Measurement and sampling accuracy can vary quite significantly depending on the nature of the vessels and the state of the material. An allowance for estimation uncertainty is applied to the various categories of inventory and is dependent on the degree to which the nature and state of material allows for accurate measurement and sampling. The range used for the estimation allowance varies based on the stage of refinement. The range is based on independent metallurgists’ level of confidence obtained from the outcome of the stocktake. Those results are applied in arriving at the appropriate quantities of inventory.
Metals in process quantities
Recoverable metal quantities are reconciled to ore input and actual metal recoveries. Due to inherent limitations on precise monitoring of recoverability levels, the process of metallurgically balancing inputs and outputs is regularly monitored and metallurgical estimates are refined through reference to actual results. Periodic inventory counts are conducted at refineries to assess the accuracy of inventory quantities. Where required, changes in metallurgical estimates are factored into the measurement of metal inventory. Due to expected levels of estimation uncertainty, reasonable tolerances of total metals are accepted in the measurement of PGM in process quantities.
Accounting policy
Inventory is measured at the lower of cost and net realisable value. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Prior to physical separation and while metals are still in the production process, the combined net realisable value of the metals in process is compared to the combined costs of the metals in process for purposes of measuring "in process" inventory at the lower of cost and net realisable value.
The Group values ore stockpiles and metal-in-process when it can be reliably measured. Cost is determined on the following basis:
•Gold reef ore stockpiles and gold-in-process are valued using weighted average cost. Cost includes production, amortisation, depreciation and related administration costs
•PGM and battery metals inventory is valued using weighted average cost by allocating cost, based on the joint cost of production, apportioned according to the relative sales value of each of the PGMs and battery metals produced. The group recognises the metal produced in each development phase in inventory with an appropriate proportion of cost. Cost includes production, amortisation, depreciation and related administration costs
•By-product metals are identified based on the relative importance and materiality of the relevant metals in relation to the basket of metals mined or produced at each operation. By-product metals are generally valued at the incremental cost of production from the point of split-off from the joint products in the relevant processing stream, considering the nature and objective of the operation
•Consumable stores are valued at weighted average cost after appropriate provision for surplus and slow-moving items

Trade and other receivables

Accounting policy
Trade and other receivables, excluding trade receivables for PGM and zinc concentrate sales, prepayments and value added tax, are non-derivative financial assets categorised as financial assets measured at amortised cost.
The above non-derivative financial assets are initially recognised at fair value and subsequently carried at amortised cost less allowance for impairment. Estimates made for impairment are based on a review of all outstanding amounts at year end in line with the impairment policy described in note 36. Irrecoverable amounts are written off during the period in which they are identified based on the write-off policy included in note 36.
In addition to other types of PGM sales, trade receivables include actual invoiced sales of PGM concentrate, as well as sales not yet invoiced for which deliveries have been made and the control has transferred. This is similar for sales of zinc concentrate also included in trade receivables. The PGM and zinc concentrate receivables are financial assets measured at fair value through profit or loss, as the solely payments of principle and interest criteria is not met. The receivable amount calculated for the PGM and zinc concentrate delivered but not yet invoiced is recorded at the fair value of the consideration receivable at the date of delivery. At each subsequent reporting date the receivable is remeasured to reflect the fair value movements in the pricing mechanism which are recognised in revenue. Foreign exchange movements on foreign currency denominated receivables are recognised as a foreign exchange gain or loss in profit or loss subsequent to the recognition of a sale.

Cash and cash equivalents

Accounting policy
Cash comprises cash on hand and demand deposits. Cash equivalents are short-term, highly liquid investments readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held to meet short-term cash commitments. Cash and cash equivalents are measured at amortised cost, which is deemed to be fair value due to its short maturity.
Statement of cash flows
The acquisition date fair value of deferred payments and contingent consideration relating to business combinations is part of the aggregate consideration for obtaining control of the underlying net assets. Therefore, unless the obligations are clearly part of the borrowing structure of the group, repayments of the acquisition date fair value are classified as investing activities. Additional deferred/
contingent payments in excess of the acquisition date fair value are considered to be operating activity cash flows by nature.

Stated share capital

Accounting policy Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Non-controlling interests

Accounting policy
Non-controlling interests
The Group recognises any NCI in an acquiree either at fair value or at the NCI's proportionate share of the acquiree’s net assets on an acquisition-by-acquisition basis. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s subsequent share of changes in equity.
Transactions with non-controlling interests
The Group treats transactions with NCI as transactions with equity owners of the Group. For purchases from NCI, the difference between any consideration paid and the relevant share of the carrying value of the net assets acquired, is recognised in equity. Gains or losses on disposals of NCI where control is not lost are also recognised in equity. Where control over a subsidiary is lost, the gains or losses are recognised in profit or loss.

Borrowings

Significant accounting judgements and estimates
Borrowings
Expected future cash flows used to determine the carrying amount of the Burnstone Debt are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates, and ultimately the timing and amount of capital and interest that are expected to be repaid, as well as the timing and repayment on Sibanye-Stillwater funding provided to date.
Derivative financial instrument
Gains and losses on the derivative financial instrument are attributable to changes in various valuation inputs, including the movement in the Company's share price, change in US dollar/rand exchange rate, the volatility of the Company's shares, the Company's credit risk spreads, and the market value of the US$ Convertible Bond. Although many inputs into the valuation are observable, the valuation method separates the fair value of the derivative from the quoted fair value of the US$ Convertible Bond by adjusting certain observable inputs.
These adjustments require the application of judgement and certain estimates. Changes in the relevant inputs impact the fair value gains and losses recognised.
Accounting policy
Borrowings
Borrowings are non-derivative financial liabilities categorised as other financial liabilities. Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. For borrowings that can be settled in shares, the Group disregards conversion options that are recognised as equity when assessing the host liability's classification as current or non-current.
Derivative financial instruments
Derivatives are initially recognised at fair value that is determined by using appropriate option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are recognised in profit or loss.
For assets and liabilities that are recognised at fair value in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Derivative financial instruments

Significant accounting judgements and estimates
Borrowings
Expected future cash flows used to determine the carrying amount of the Burnstone Debt are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates, and ultimately the timing and amount of capital and interest that are expected to be repaid, as well as the timing and repayment on Sibanye-Stillwater funding provided to date.
Derivative financial instrument
Gains and losses on the derivative financial instrument are attributable to changes in various valuation inputs, including the movement in the Company's share price, change in US dollar/rand exchange rate, the volatility of the Company's shares, the Company's credit risk spreads, and the market value of the US$ Convertible Bond. Although many inputs into the valuation are observable, the valuation method separates the fair value of the derivative from the quoted fair value of the US$ Convertible Bond by adjusting certain observable inputs.
These adjustments require the application of judgement and certain estimates. Changes in the relevant inputs impact the fair value gains and losses recognised.
Accounting policy
Borrowings
Borrowings are non-derivative financial liabilities categorised as other financial liabilities. Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. For borrowings that can be settled in shares, the Group disregards conversion options that are recognised as equity when assessing the host liability's classification as current or non-current.
Derivative financial instruments
Derivatives are initially recognised at fair value that is determined by using appropriate option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are recognised in profit or loss.
For assets and liabilities that are recognised at fair value in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Lease liabilities

Accounting policy
At the inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Lease liabilities are initially measured at the present value of the future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the relevant incremental borrowing rate.
Subsequently, lease liabilities are measured at amortised cost using the effective interest method. Lease liabilities are remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group also elected to apply the recognition exemptions for lease contracts that, at the commencement date, have a lease term of
12 months or less and do not contain a purchase option, and lease contracts for which the underlying asset is of low value. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term to the extent applicable.
In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred.

Environmental rehabilitation obligation

Accounting Policy
Provisions are recognised when the Group has a present obligation, legal or constructive, resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognised as finance cost.
Environmental rehabilitation obligation
Long-term environmental obligations are based on the Group’s environmental management plans, in compliance with applicable environmental and regulatory requirements. The estimated costs of rehabilitation are reviewed annually and adjusted as appropriate for changes in legislation, technology or other circumstances. Cost estimates are not reduced by the potential proceeds from the sale of assets or from plant clean up at closure. Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a risk-free rate that is adjusted to reflect the current market assessments of the time value of money.
Annual changes in the provision consist of notional finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimated cost of rehabilitation, remediation and decommissioning.
Changes in estimates are capitalised or reversed against the related asset to the extent that it meets the definition of dismantling and removing the item and restoring the site on which it is located. Costs that relate to an existing condition caused by past operations and do not have a future economic benefit are recognised in profit or loss. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in profit or loss. The present value of environmental disturbances created are capitalised to mining assets against an increase in the environmental rehabilitation obligation. Rehabilitation projects undertaken, included in the estimates, are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control environmental disturbances is recognised in profit or loss as incurred. The unwinding of the discount due to the passage of time is recognised as finance cost, and the capitalised cost is amortised over the remaining lives of the mines.
Onerous contract provision
Onerous contract provisions are measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract, which is determined based on the incremental cost of fulfilling the obligation under the contract and an allocation of other cost directly related to fulfilling the contract. Before a provision is established, the Group recognises any impairment loss on the assets associated with the contract.

Occupational healthcare obligation

Significant accounting judgements and estimates
The Group recognises management’s best estimates to settle any occupational healthcare claims against the Group’s operations. The ultimate outcome of the number, timing and amount of successful claims to be paid out remains uncertain. The provision is consequently subject to adjustment in the future and actual costs incurred in future periods could differ materially from the estimates.
Estimates that were used in the assessment include value of benefits per claimant, disease progression rates, required contributions, timing of payments, tracing pattern, period discount rates, period inflation rates and a 60% take-up rate (2023: 66% and 2022: 70%). These estimates were informed by a professional opinion. Management discounted the possible cash outflows using a discount rate of 10.31%
(2023: 9.44% and 2022: 8.76%).
In assessing whether the Group has control, joint control or significant influence over the trust that administers the claim settlement process (see below), judgement was applied in determining whether voting rights are relevant to determine power over the key activities of the trust, as well as analysing the influence of the various parties. No control, joint control or significant influence was identified, however should any key considerations change in future periods, these conclusions will be reassessed.
Accounting policy
Provisions are recognised when the Group has a present obligation, legal or constructive resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The estimated costs of settlement claims are reviewed at least annually and adjusted as appropriate for changes in cash flow predictions or other circumstances.
Based on estimates to date, the net present value of expected settlement claims is recognised and provided for in full in the financial statements. The estimated cash flows are discounted using a risk-free rate with similar terms to the obligation to reflect the current market assessments of the time value of money.
Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and changes in estimates.

Trade and other payables

Accounting policy
Trade and other payables, excluding payroll creditors, leave pay accruals and VAT payable are non-derivative financial liabilities categorised as other financial liabilities. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.
Provision is made for employee entitlement benefits accumulated as a result of employees rendering services up to the reporting date.
Liabilities arising in respect of wages and salaries, annual leave and other benefits due to be settled within 12 months of the reporting date are measured at rates which are expected to be paid when the liability is settled. Termination benefits are expensed and an accrual raised at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognises costs for a restructuring. If benefits are not expected to be settled wholly within 12 months of the reporting date, they are discounted.
All other employee entitlement liabilities are measured at the present value of estimated payments to be made in respect of services rendered up to reporting date.

Financial instruments and risk management

Accounting policy
On initial recognition, a financial asset is classified as measured at either amortised cost, fair value through other comprehensive income, or fair value through profit or loss.
The Group initially recognises debt instruments issued and trade and other receivables, on the date these are originated. All other financial assets and financial liabilities are recognised initially when the Group becomes a party to the contractual provisions of the instrument.
The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. In order for a financial asset to be classified and measured at amortised cost, it needs to give rise to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding. This assessment is performed at an instrument level. Financial assets that are debt instruments with cash flows that are not
SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets that are debt instruments refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
The Group recognises an allowance for expected credit losses (ECLs) on all debt instruments not held at fair value through profit or loss to the extent applicable. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate.
ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
For trade and other receivables due in less than 12 months, the Group applies the simplified approach in calculating ECLs, as permitted by IFRS 9. The Group considers customers with balances 60 days past due an appropriate indicator of default. These balances are investigated to establish the probability that the funds will be received. The Group Legal Department determines whether to proceed with a collection process through external attorneys and where considered appropriate, a collection process is initiated to secure payment. Following this process, trade and other receivables are written off when there is no reasonable expectation of recovering the contractual cash flows. Impairment losses are recognised through profit or loss.
The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of the ownership of the financial asset are transferred. The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expired.
Any interest in such transferred financial asset that is created or retained by the Group is recognised as a separate asset or liability. The particular recognition and measurement methods adopted are disclosed in the individual policy statements associated with each item.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid is recognised in profit or loss.

Contingent liabilities
Significant accounting judgements and estimates
Contingent liabilities are possible obligations arising from past events and whose existence will be confirmed by the occurrence or non-
occurrence of uncertain future events that are not wholly within the control of the Group. Contingent liabilities also include present obligations arising from past events that are not recognised because either, it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be determined with sufficient reliability.
Contingent assets are possible assets whose existence will be confirmed by the occurrence or non-occurrence of uncertain future events that are not wholly within the control of the entity. Contingent assets are not recognised, but they are disclosed when it is more likely than not that an inflow of benefits will occur. However, when the inflow of benefits is virtually certain, an asset is recognised in the statement of financial position.
The assessment of facts and circumstances relating to contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.